OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER LIABILITIES
Non-income taxes and surcharges payable	$ 5,508	¥ 37,869	¥ 35,544
Deferred revenues	12,813	88,098	6,214
Accrued offering costs	122	842	842
Payable to other investors of consolidated funds	1,854	12,745
Accrued expenses and others	704	4,838	2,953
Total	$ 21,001	¥ 144,392	¥ 45,553